General information (Details)	Oct. 31, 2020 Employee Country	Oct. 31, 2019 Employee Country	Oct. 31, 2018 Employee Country
Disclosure of general information [Line Items]
Number of countries located in | Country	48	48	49
Number of employees	11,900	12,100	14,800
SUSE [Member]
Disclosure of general information [Line Items]
Number of employees			1,200